4. Financing Receivables (Details-Impairment Calculation) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Individually evaluated	$ 5,571	$ 3,972
Collectively Evaluated	2,526	73
Total	$ 8,097	$ 4,045